Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	CYLU
Entity Registrant Name	Cyalume Technologies Holdings, Inc.
Entity Central Index Key	0001335293
Entity Filer Category	Smaller Reporting Company